RELATED PARTIES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related parties
Accounts receivable, related parties	4,525	965
Accounts payable, related parties	4,674	3,315
Revenues from related parties	1,372	1,113	492
Operating expenses incurred on transactions with related parties	5,078	5,456	4,614
Sistema
Related parties
Accounts receivable, related parties	3,215
MTS Belarus
Related parties
Accounts receivable, related parties	514	304
Accounts payable, related parties	213	208
Revenues from related parties	269	149	209
Operating expenses incurred on transactions with related parties	395	278	424
MTS Bank
Related parties
Accounts receivable, related parties	510	128
Accounts payable, related parties	377	697
Revenues from related parties	787	378	88
Operating expenses incurred on transactions with related parties	(406)	413	55
Sitronics N, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	121	337
Revenues from related parties	7	288	26
Stream
Related parties
Accounts receivable, related parties	42	59
Accounts payable, related parties	211	99
Operating expenses incurred on transactions with related parties	1,395	711
NVision Group, subsidiaries of Sistema
Related parties
Accounts receivable, related parties	16	33
Accounts payable, related parties	3,311	1,605
Revenues from related parties	82	75	77
Operating expenses incurred on transactions with related parties	846	1,083	1,115
Other related parties
Related parties
Accounts receivable, related parties	107	104
Accounts payable, related parties	328	198
Revenues from related parties	140	115	64
Operating expenses incurred on transactions with related parties	455	513	423
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	162	307
Operating expenses incurred on transactions with related parties	1,575	1,757	1,902
SMARTS
Related parties
Accounts payable, related parties	72	201
Jet Air Group, subsidiaries of Sistema (rent)
Related parties
Revenues from related parties	4	60
Operating expenses incurred on transactions with related parties	127
Medsi Group, subsidiaries of Sistema (mobile and call center services)
Related parties
Revenues from related parties	83	48	28
AB Safety, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	292	354	344
Elavius, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	399	347	351